K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

April 13, 2009

VIA IDEA

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on February 13, 2009. The Trust intends to update the Prospectuses and Statement of Additional Information in connection with the filing of a Post-Effective Amendment pursuant to Rule 485(b) on or before May 1, 2009.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact William MacGregor of AXA Equitable Life Insurance Company at (212) 314-5280, Andrea Ottomanelli Magovern at (202) 778-9178 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.

Andrea Ottomanelli Magovern, Esq.

K&L Gates LLP